Segmented Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Segmented Information

NOTE 20. SEGMENTED INFORMATION

The Corporation operates primarily in Canada, the United States and certain international locations, in two industry segments; Contract Drilling Services and Completion and Production Services. Contract Drilling Services includes drilling rigs, directional drilling, procurement and distribution of oilfield supplies, and the manufacture, sale and repair of drilling equipment. Completion and Production Services includes service rigs, snubbing units, oilfield equipment rental, camp and catering services, and wastewater treatment units.

2017	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,173,930	$154,146	$—	$(6,852)	$1,321,224
Operating loss	(6,930)	(17,750)	(63,398)	—	(88,078)
Depreciation and amortization	334,587	29,638	13,521	—	377,746
Impairment of property, plant and equipment	15,313	—	—	—	15,313
Total assets	3,491,393	209,353	192,185	—	3,892,931
Goodwill	205,167	—	—	—	205,167
Capital expenditures	69,076	4,509	24,417	—	98,002

2016	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$907,821	$100,049	$—	$(4,637)	$1,003,233
Operating loss	(51,354)	(25,316)	(79,309)	—	(155,979)
Depreciation and amortization	348,005	29,272	14,382	—	391,659
Total assets	3,914,604	217,064	192,546	—	4,324,214
Goodwill	207,399	—	—	—	207,399
Capital expenditures*	196,013	1,204	6,255	—	203,472

*- excludes business acquisitions

The Corporation’s operations are carried on in the following geographic locations:

2017	Canada	United States	International	Inter- Segment Eliminations	Total
Revenue	$578,817	$568,573	$190,401	$(16,567)	$1,321,224
Total assets	1,631,838	1,666,368	594,725	—	3,892,931

2016	Canada	United States	International	Inter- Segment Eliminations	Total
Revenue	$418,030	$426,546	$169,286	$(10,629)	$1,003,233
Total assets	1,738,853	1,861,908	723,453	—	4,324,214

During the years ended December 31, 2017 and 2016, no one individual customer accounted for more than 10% of the Corporation’s total revenue.